Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Short-Intermediate Duration Municipal Trust
Entity Central Index Key	0000353101
Document Period End Date	Jun. 30, 2024
C000037571 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Municipal Fund
Class Name	Class A Shares
Trading Symbol	FMTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Intermediate Municipal Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$73	0.72%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Short Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide dividend income which is exempt from federal regular income tax by investing its assets so that normally distributions of annual interest income are exempt from federal regular income tax and a majority of its assets are invested in securities rated investment-grade.
Top Contributors to Performance
  Credit allocation contributed positively with significant overweight positions relative to the Index in A-rated and BBB-rated securities, both of which outperformed the Index.
  Sector allocation contributed positively with a significant overweight in Senior Care and Industrial Development/Pollution Control inclusive of pre-paid gas utility and electric and gas utility bonds. An underweight in general obligation and pre-refunded sectors also contributed positively.
  Yield curve allocations contributed positively, namely a barbell strategy of variable and floating-rate notes combined with tactical longer duration allocations to pre-paid gas utility bonds and 15-year high grade callable bonds when the municipal market was attractive.
  Security selection contributed favorably as the Fund outperformed the Index after accounting for duration, yield curve, sector and credit allocation contributions. Noteworthy positive contributors included low coupon discount bonds with maturities inside of five years, a significant allocation to floating-rate notes (excluded in the Index) in a rising interest rate environment and various A-rated and BBB-rated and lower quality bonds that experienced larger price movements relative to comparable quality securities. The Fund had less than a 5% allocation to non-investment grade securities over the period and did not use derivatives.
Top Detractors from Performance
  Duration management modestly detracted from relative performance. The Fund held a long duration position and extended duration at various points over the period relative to the Index during a volatile year for rates. The 5-year AAA-rated Bloomberg Evaluation Service municipal yield fluctuated over a wide range from 2.22% to 3.56% and ended the period higher by 35 basis points at 2.96%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: June 30, 2014 through June 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	10 Year
Class A Shares — including sales load	2.35%	0.42%	0.61%
Class A Shares — excluding sales load	3.39%	0.62%	0.72%
S&P Municipal Bond Index	3.60%	1.29%	2.47%
S&P Municipal Bond Short Index	2.98%	1.13%	1.22%
S&P Municipal Bond 1-5 Years Investment Grade 5% Pre-Refunded Index	2.74%	0.97%	1.26%
Morningstar US Fund Muni National Short Funds Average	3.28%	1.11%	1.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 378,847,335
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 1,099,711
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$378,847,335
Number of Investments	178
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,099,711

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of certain changes made to the Fund. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
On August 11, 2023, the Fund’s Board of Trustees approved a tax-free conversion of the Fund’s Class A2 Shares into the Fund’s Class A Shares. This conversion was effective as of October 27, 2023, resulting in the closure and termination of the Fund’s Class A2 Shares.
Effective September 1, 2024, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.65%. Prior to September 1, 2024, the Fee Limit for the Class A Shares was 0.72%.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024677 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Municipal Fund
Class Name	Institutional Shares
Trading Symbol	FSHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Intermediate Municipal Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Short Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide dividend income which is exempt from federal regular income tax by investing its assets so that normally distributions of annual interest income are exempt from federal regular income tax and a majority of its assets are invested in securities rated investment-grade.
Top Contributors to Performance
  Credit allocation contributed positively with significant overweight positions relative to the Index in A-rated and BBB-rated securities, both of which outperformed the Index.
  Sector allocation contributed positively with a significant overweight in Senior Care and Industrial Development/Pollution Control inclusive of pre-paid gas utility and electric and gas utility bonds. An underweight in general obligation and pre-refunded sectors also contributed positively.
  Yield curve allocations contributed positively, namely a barbell strategy of variable and floating-rate notes combined with tactical longer duration allocations to pre-paid gas utility bonds and 15-year high grade callable bonds when the municipal market was attractive.
  Security selection contributed favorably as the Fund outperformed the Index after accounting for duration, yield curve, sector and credit allocation contributions. Noteworthy positive contributors included low coupon discount bonds with maturities inside of five years, a significant allocation to floating-rate notes (excluded in the Index) in a rising interest rate environment and various A-rated and BBB-rated and lower quality bonds that experienced larger price movements relative to comparable quality securities. The Fund had less than a 5% allocation to non-investment grade securities over the period and did not use derivatives.
Top Detractors from Performance
  Duration management modestly detracted from relative performance. The Fund held a long duration position and extended duration at various points over the period relative to the Index during a volatile year for rates. The 5-year AAA-rated Bloomberg Evaluation Service municipal yield fluctuated over a wide range from 2.22% to 3.56% and ended the period higher by 35 basis points at 2.96%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: June 30, 2014 through June 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	10 Year
Institutional Shares	3.76%	0.91%	1.12%
S&P Municipal Bond Index	3.60%	1.29%	2.47%
S&P Municipal Bond Short Index	2.98%	1.13%	1.22%
S&P Municipal Bond 1-5 Years Investment Grade 5% Pre-Refunded Index	2.74%	0.97%	1.26%
Morningstar US Fund Muni National Short Funds Average	3.28%	1.11%	1.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 378,847,335
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 1,099,711
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$378,847,335
Number of Investments	178
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,099,711

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of certain changes made to the Fund. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective September 1, 2024, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Institutional Shares (after the voluntary waivers and reimbursements) will not exceed 0.40%. Prior to September 1, 2024, the Fee Limit for the Institutional Shares was 0.47%.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation
C000024678 [Member]
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Intermediate Municipal Fund
Class Name	Service Shares
Trading Symbol	FSHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Federated Hermes Short-Intermediate Municipal Fund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑341‑7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$71	0.70%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the S&P Municipal Bond Short Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide dividend income which is exempt from federal regular income tax by investing its assets so that normally distributions of annual interest income are exempt from federal regular income tax and a majority of its assets are invested in securities rated investment-grade.
Top Contributors to Performance
  Credit allocation contributed positively with significant overweight positions relative to the Index in A-rated and BBB-rated securities, both of which outperformed the Index.
  Sector allocation contributed positively with a significant overweight in Senior Care and Industrial Development/Pollution Control inclusive of pre-paid gas utility and electric and gas utility bonds. An underweight in general obligation and pre-refunded sectors also contributed positively.
  Yield curve allocations contributed positively, namely a barbell strategy of variable and floating-rate notes combined with tactical longer duration allocations to pre-paid gas utility bonds and 15-year high grade callable bonds when the municipal market was attractive.
  Security selection contributed favorably as the Fund outperformed the Index after accounting for duration, yield curve, sector and credit allocation contributions. Noteworthy positive contributors included low coupon discount bonds with maturities inside of five years, a significant allocation to floating-rate notes (excluded in the Index) in a rising interest rate environment and various A-rated and BBB-rated and lower quality bonds that experienced larger price movements relative to comparable quality securities. The Fund had less than a 5% allocation to non-investment grade securities over the period and did not use derivatives.
Top Detractors from Performance
  Duration management modestly detracted from relative performance. The Fund held a long duration position and extended duration at various points over the period relative to the Index during a volatile year for rates. The 5-year AAA-rated Bloomberg Evaluation Service municipal yield fluctuated over a wide range from 2.22% to 3.56% and ended the period higher by 35 basis points at 2.96%.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: June 30, 2014 through June 30, 2024
Initial Investment of $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns
	1 Year	5 Year	10 Year
Service Shares	3.51%	0.67%	0.88%
S&P Municipal Bond Index	3.60%	1.29%	2.47%
S&P Municipal Bond Short Index	2.98%	1.13%	1.22%
S&P Municipal Bond 1-5 Years Investment Grade 5% Pre-Refunded Index	2.74%	0.97%	1.26%
Morningstar US Fund Muni National Short Funds Average	3.28%	1.11%	1.13%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Net Assets	$ 378,847,335
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 1,099,711
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net Assets	$378,847,335
Number of Investments	178
Portfolio Turnover Rate	37%
Total Advisory Fees Paid	$1,099,711

Holdings [Text Block]	Fund Holdings Top Sectors (% of Net Assets)
Material Fund Change [Text Block]
Material Fund Changes
Following is a summary of certain changes made to the Fund. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective September 1, 2024, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Service Shares (after the voluntary waivers and reimbursements) will not exceed 0.65%. Prior to September 1, 2024, the Fee Limit for the Service Shares was 0.72%.

Updated Prospectus Phone Number	1-800-341-7400
Updated Prospectus Web Address	FederatedHermes.com/us/FundInformation